Loan Commitments and Other Related Activities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	$ 8,766	$ 11,886
Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	27,380	49,012
Commitments to Make Loans [Member] | Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	1,491	5,662
Commitments to Make Loans [Member] | Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	969	21,103
Unused Lines of Credit [Member] | Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	7,237	6,191
Unused Lines of Credit [Member] | Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	25,447	26,959
Standby Letters of Credit [Member] | Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	38	33
Standby Letters of Credit [Member] | Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	$ 964	$ 950